Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in Dominion Midstream's carrying amount and segment allocation of goodwill are presented below:

	Dominion Energy	Corporate and Other	Total
(millions)
Three Months Ended March 31, 2015
Beginning balance(1)	$45.9	$—	$45.9
DCG Acquisition	249.6	—	249.6
Ending balance(1)	$295.5	$—	$295.5

(1)	There are no accumulated impairment losses.

Schedule of Components of Intangible Assets
The components of intangible assets are as follows:

	March 31, 2015		December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
(millions)
Software and other	$30.2	$22.1	$6.5	$2.4
Licenses	11.0	3.2	11.0	3.0
Total	$41.2	$25.3	$17.5	$5.4